USAA          9800 Fredericksburg Road
EAGLE         San Antonio, TX  78288
LOGO


                                  May 1, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   USAA Mutual Fund, Inc.
         1933 Act File No. 2-49560
         1940 Act File No. 811-2429

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on April 28, 2000, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.

                                   Sincerely,



                                   /s/ Mark S. Howard
                                   --------------------------------
                                   Mark S. Howard
                                   Assistant Vice President
                                   Securities Counsel

cc: Philip H. Newman, Esq.